Organization (Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended		12 Months Ended	22 Months Ended						9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Aug. 17, 2012	Dec. 31, 2011 Common Stock [Member]	Sep. 30, 2012 Common Stock [Member]	Jul. 02, 2012 Common Stock [Member]	Jun. 18, 2012 Common Stock [Member]	Nov. 07, 2011 Common Stock [Member]	Nov. 02, 2011 Common Stock [Member]	Sep. 06, 2011 Common Stock [Member]	Sep. 30, 2012 General Partner [Member] ARC Properties Operating Partnership, L.P. [Member]	Sep. 30, 2012 Affiliated Entity [Member] Contributor [Member] ARC Real Estate Partners, LLC [Member]	Sep. 30, 2012 Unaffiliated Third Party [Member]
Operations [Line Items]
Common stock, shares issued	11,163,617		7,323,434				487,500	3,250,000	100,000	1,500,000	5,600,000
Common stock, shares outstanding	11,163,617		7,323,434			11,200,000
Proceeds from Issuance of Common Stock					$ 78,100	$ 118,900
Proceeds from issuances of preferred shares	9,000
Maximum Amount of Offering from Universal Shelf Registration Statement				$ 500,000
Maximum amount of shares convertible into common stock				1,882,248
General partner ownership interest in OP, Percent												92.50%
Limited partner ownership interest in OP, Percent													2.60%	4.90%